UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/10

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    10 May 2010
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		130

Form 13F Information Table Value Total:	              $252,062  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      545 49529.000SH       Sole                49529.000
AT&T Corp.                     COM              001957109      901 34865.000SH       Sole                34865.000
Access Plans Inc.              COM              00434j104       22 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      388 12012.000SH       Sole                12012.000
Altria Group, Inc.             COM              718154107      391 19060.000SH       Sole                19060.000
AmeriGas Partners LP           COM              030975106      609 15200.000SH       Sole                15200.000
American Electric Power        COM              025537101      409 11974.000SH       Sole                11974.000
American Express               COM              025816109      595 14427.177SH       Sole                14427.177
American Natl Ins Co.          COM              028591105     7655 67425.000SH       Sole                67425.000
Apollo Investment Corp         COM              03761U106      214 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100      933 3969.000 SH       Sole                 3969.000
Ares Capital Corporation       COM              04010L103      222 15000.000SH       Sole                15000.000
BB&T Corporation               COM              054937107     3101 95750.943SH       Sole                95750.943
BP plc (ADR)                   COM              055622104     2300 40305.000SH       Sole                40305.000
Bank of America                COM              060505104     2249 125991.835SH      Sole               125991.835
Barrick Gold Corp              COM              067901108     8270 215700.000SH      Sole               215700.000
Baxter Intl. Inc.              COM              071813109      301 5170.000 SH       Sole                 5170.000
Becton Dickinson & Company     COM              075887109      426 5410.000 SH       Sole                 5410.000
Berkshire Hathaway Inc         COM              084670207    12212 150270.000SH      Sole               150270.000
Berkshire Hathaway Inc 1/100   COM                             487  400.000 SH       Sole                  400.000
Boeing                         COM              097023105      826 11375.000SH       Sole                11375.000
Bristol Myers Squibb           COM              110122108     4020 150553.000SH      Sole               150553.000
C.R. Bard Inc                  COM              067383109      204 2350.000 SH       Sole                 2350.000
Canadian National Railway Co   COM              136375102      279 4600.000 SH       Sole                 4600.000
Cardero Resource Corp          COM              14140U105      318 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101     6118 97350.000SH       Sole                97350.000
Chevron Texaco                 COM              166764100      820 10810.000SH       Sole                10810.000
Church & Dwight Co Inc         COM              171340102      221 3300.000 SH       Sole                 3300.000
Cisco Sys Inc.                 COM              17275R102      256 9819.000 SH       Sole                 9819.000
Coca Cola                      COM              191216100     1228 22333.000SH       Sole                22333.000
Colgate Palmolive              COM              194162103      809 9485.000 SH       Sole                 9485.000
Colonial Bancgroup  Inc.       COM              195493309        1 31173.000SH       Sole                31173.000
Commercial Net Realty          COM              202218103      266 11650.000SH       Sole                11650.000
ConocoPhillips                 COM              20825C104     7025 137289.000SH      Sole               137289.000
Constellation Brands           COM              21036P108      467 28400.000SH       Sole                28400.000
Csx Corporation                COM              126408103      324 6368.000 SH       Sole                 6368.000
Deere & Company                COM              244199105      364 6125.000 SH       Sole                 6125.000
Diageo PLC New ADR             COM              25243Q205      686 10168.000SH       Sole                10168.000
Duke Energy Corp.              COM              264399106     5152 315685.000SH      Sole               315685.000
E I Dupont De Nemour           COM              263534109      709 19026.096SH       Sole                19026.096
E O G Resources Inc.           COM              26875P101      204 2200.000 SH       Sole                 2200.000
EMC Corporation                COM              268648102     1051 58234.000SH       Sole                58234.000
Emerson Electric               COM              291011104    10432 207227.780SH      Sole               207227.780
Express Scripts, Inc           COM              302182100     6525 64125.000SH       Sole                64125.000
Exxon Mobil Corp               COM              302290101     4089 61046.221SH       Sole                61046.221
Flowers Foods, Inc.            COM              343496105      599 24198.000SH       Sole                24198.000
Fpl Group Inc                  COM              302571104      203 4190.000 SH       Sole                 4190.000
Freeport-McMoRan Copper & Gold COM              35671D857     2364 28295.000SH       Sole                28295.000
Genco Shipping                 COM              Y2685T107     1284 60805.000SH       Sole                60805.000
General Dynamics               COM              369550108     6059 78485.000SH       Sole                78485.000
General Electric               COM              369604103     6414 352409.857SH      Sole               352409.857
General Signal Corp.           COM              367220100        3 10000.000SH       Sole                10000.000
Goldman Sachs Group Inc        COM              38141G104     2891 16946.000SH       Sole                16946.000
Google Inc Cl A                COM              38259P508      237  418.000 SH       Sole                  418.000
H J Heinz                      COM              423074103     3954 86682.099SH       Sole                86682.099
HEICO Corp.                    COM              422806109     1291 25032.000SH       Sole                25032.000
Hawaiian Electric Industries   COM              419870100     2356 104949.000SH      Sole               104949.000
Hewlett Packard                COM              428236103      273 5136.171 SH       Sole                 5136.171
Home Depot                     COM              437076102      876 27070.000SH       Sole                27070.000
Honeywell Inc.                 COM              438506107      460 10170.000SH       Sole                10170.000
Intel Corporation              COM              458140100     1438 64517.039SH       Sole                64517.039
International Business Machine COM              459200101     3060 23861.733SH       Sole                23861.733
Ireland, Inc.                  COM              46267t206       14 15000.000SH       Sole                15000.000
J.P Morgan Chase & Co.         COM              46625H100      391 8748.000 SH       Sole                 8748.000
Johnson & Johnson              COM              478160104    13018 199659.000SH      Sole               199659.000
Johnson Controls               COM              478366107     4586 139005.000SH      Sole               139005.000
Kinder Morgan Energy Partners  COM              494550106     1619 24750.000SH       Sole                24750.000
Lowe's Companies, Inc.         COM              548661107      352 14532.000SH       Sole                14532.000
Mcdonalds Corp.                COM              580135101     5944 89086.818SH       Sole                89086.818
Medcohealth Solutions          COM              58405U102      252 3902.000 SH       Sole                 3902.000
Merck & Co. Inc.               COM              589331107      960 25715.000SH       Sole                25715.000
Microsoft Corporation          COM              594918104     3388 115692.348SH      Sole               115692.348
Minnesota Mining Mfg           COM              604059105     4639 55513.000SH       Sole                55513.000
Monsanto Company               COM              61166W101     1754 24556.804SH       Sole                24556.804
Motorola, Inc.                 COM              620076109       83 11789.816SH       Sole                11789.816
Nordstrom, Inc.                COM              655664100     1476 36125.000SH       Sole                36125.000
Norfolk Southern Corp.         COM              655844108      215 3850.000 SH       Sole                 3850.000
Oracle Corporation             COM              68389X105      478 18586.000SH       Sole                18586.000
PAB Bankshares, Inc.           COM              69313P101      419 194710.000SH      Sole               194710.000
Patriot Transportation Holding COM              70337B102     5522 65360.000SH       Sole                65360.000
Penn West Energy Trust         COM              707885109      438 20740.000SH       Sole                20740.000
Pepco Holdings Inc.            COM              737679100      188 10980.000SH       Sole                10980.000
Pepsico Inc.                   COM              713448108     8302 125478.619SH      Sole               125478.619
Pfizer                         COM              717081103     1519 88561.734SH       Sole                88561.734
Philip Morris International    COM              718172109      632 12120.000SH       Sole                12120.000
Piedmont Natural Gas Co.       COM              720186105     1198 43450.000SH       Sole                43450.000
Potash Corp. of Saskatchewan,  COM              73755L107      616 5158.000 SH       Sole                 5158.000
Procter & Gamble               COM              742718109     9668 152806.000SH      Sole               152806.000
Questar Corp.                  COM              748356102      259 6000.000 SH       Sole                 6000.000
Raytheon Company               COM              755111507      718 12570.000SH       Sole                12570.000
Regency Centers Corporation    COM              758939102      317 8450.000 SH       Sole                 8450.000
Regions Financial Corp.        COM              7591ep100      169 21564.000SH       Sole                21564.000
Royal Dutch Petroleum          COM              780257804     1358 23478.000SH       Sole                23478.000
S&P 400 MidCap SPDRs           ETF              595635103     2059 14384.000SH       Sole                14384.000
Schlumberger Limited           COM              806857108      841 13260.000SH       Sole                13260.000
Sony Corporation               COM              835699307      498 13005.000SH       Sole                13005.000
Southern Company               COM              842587107     7235 218194.000SH      Sole               218194.000
Spectra Energy Corp.           COM              847560109     3009 133567.000SH      Sole               133567.000
Stryker Corp Com               COM              863667101      605 10580.000SH       Sole                10580.000
Sysco Corporation              COM              871829107      484 16405.000SH       Sole                16405.000
Target Inc.                    COM              87612E106      819 15571.000SH       Sole                15571.000
Teva Pharmaceutical Industries COM              881624209      367 5812.000 SH       Sole                 5812.000
Thermoenergy Corp.             COM              883906406       14 50000.000SH       Sole                50000.000
United Technologies Corp.      COM              913017109      777 10558.000SH       Sole                10558.000
Vanguard Index Small-Cap Growt ETF              922908595      353 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value ETF              922908611      204 3400.000 SH       Sole                 3400.000
Vanguard Mid-Cap VIPERs        ETF              922908629      654 10050.000SH       Sole                10050.000
Verizon Communications         COM              92343V104      634 20423.000SH       Sole                20423.000
Vodafone Corp.                 COM              92857T107      513 21987.000SH       Sole                21987.000
Vulcan Materials Company       COM              929160109     4247 89906.585SH       Sole                89906.585
Wal-Mart Stores                COM              931142103      453 8155.000 SH       Sole                 8155.000
Walgreen Co                    COM              931422109      350 9435.000 SH       Sole                 9435.000
Walt Disney                    COM              254687106      355 10156.000SH       Sole                10156.000
Wealth Minerals LTD F          COM              946885100       59 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     7390 237459.705SH      Sole               237459.705
Weyerhaeuser Co.               COM              962166104     3696 81633.222SH       Sole                81633.222
Zimmer Holdings Inc.           COM              98956P102      237 4000.000 SH       Sole                 4000.000
iShares MSCI Australia Index   ETF              464286103     1992 82975.000SH       Sole                82975.000
iShares MSCI Brazil Index Fund ETF              464286400     3023 41050.000SH       Sole                41050.000
streetTRACKS Gold Shares       ETF              78463V107      284 2605.000 SH       Sole                 2605.000
Alabama Power 5.20% Div Qualif PFD              010392595      728    29975 SH       Sole                    29975
Freeport McMoran               PFD              35671D782      232     2000 SH       Sole                     2000
Goldman Sachs Group 6.20% Div. PFD              38144x500     1985    78775 SH       Sole                    78775
Goldman Sachs Group Floating R PFD              38143Y665     2866   130650 SH       Sole                   130650
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      357    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124G104      265     9750 SH       Sole                     9750
JPM Chase Series S 6.625%      PFD              48123a207      945    38200 SH       Sole                    38200
Metlife Inc. Floating Rate     PFD              59156R504     3147   132300 SH       Sole                   132300
Wells Fargo Cap XII  7.875%    PFD              94985V202     1205    46125 SH       Sole                    46125
Nicholas-Applegate Cnvrt & Inc PFD              65370F101      303    30722 SH       Sole                    30722
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